Additional Information Required by the Argentine Central Bank - Summary of Fiduciary Property Breakdown (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 24,474,959
Exxon Mobil
Disclosure of trust activities [line items]
Date of Contract	Nov. 23, 2011
Trustor	Exxon Mobil
Maturity	Apr. 19, 2025
Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Date of Contract	Sep. 12, 2014
Trustor	Coop. de Trab. Portuarios
Maturity	Sep. 12, 2026
Fondo Anticiclico Agroalim
Disclosure of trust activities [line items]
Date of Contract	Mar. 08, 2023
Trustor	Fondo Anticiclico Agroalim
Maturity	Jun. 30, 2025
Fondo Fiduciario Aceitero
Disclosure of trust activities [line items]
Date of Contract	Dec. 12, 2023
Trustor	Fondo Fiduciario Aceitero
Maturity	Jun. 30, 2025
Trust [member] | Banco de Galicia y Bs.As. S.A.U.
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 318,074
Trust [member] | Banco de Galicia y Bs.As. S.A.U. | Exxon Mobil
Disclosure of trust activities [line items]
Balances of Trust Funds	308,217
Trust [member] | Banco de Galicia y Bs.As. S.A.U. | Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Balances of Trust Funds	8,025
Trust [member] | Banco de Galicia y Bs.As. S.A.U. | Fondo Anticiclico Agroalim
Disclosure of trust activities [line items]
Balances of Trust Funds	907
Trust [member] | Banco de Galicia y Bs.As. S.A.U. | Fondo Fiduciario Aceitero
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 925